N-2	Jul. 01, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002097545
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	AMG BBH Asset-Backed Credit Fund, LLC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class I	Class M
INVESTOR TRANSACTION EXPENSES:
Maximum Sales Load (as a percentage of purchase amount) (1)	None	None	None
(1)
No Upfront Sales Load will be paid to the Fund or the Distributor with respect to Class M Units. If, however, Class M Units are purchased through certain financial intermediaries, those financial intermediaries may directly charge transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that the selling agents limit such charges to 3.50% of the net offering price per share for each Class M Unit. Such fees are not Upfront Sales Loads paid to the Fund or the Distributor. Financial intermediaries will not charge such fees on Class I Units or Class S Units.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES: ( As a Percentage of Average Net Assets Attributable to Common Shares )
Investment Management Fee (2)	1.50%	1.50%	1.50%
Distribution and/or Service Fees (3)	None	None	0.75%
Acquired Fund Fees and Expenses (4) (5)	0.17%	0.17%	0.17%
Other Expenses (4)	0.95%	1.10%	1.05%
Interest Expense	0.18%	0.18%	0.18%
Total Annual Expenses	2.80%	2.95%	3.65%
Less: Expense Reductions (6)	(0.45)%	(0.45)%	(0.45)%
Net Annual Expenses	2.35%	2.50%	3.20%
(2)
The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.45% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.

(3)
The Adviser and the Fund have received exemptive relief from the SEC that permits the Fund to offer multiple classes of Units. Pursuant to such order, the Fund has also adopted a distribution and service plan for Class M Units. Under the Distribution and Service Plan, the Fund may charge a Distribution and/or Service Fee at an annualized rate of 0.75% of the average daily net assets of the Fund that are attributable to Class M Units, determined as of the end of each month. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (responding to Investor inquiries and providing information regarding investments in the Fund; processing purchase, exchange, and redemption requests by beneficial owners; placing orders with the Fund or its service providers;
providing sub-accounting with
respect to Units beneficially owned by investors; and processing dividend payments for the Fund on behalf of investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to selling agents that provide distribution and investor services to Investors.

(4)
Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration
fees, shareholder servicing fees (which differ by Class), director fees and insurance costs. Offering expenses include expenses incurred in its continuous offering and are estimated to be approximately $683,037 or 0.32% of net assets.

(5)
The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the underlying funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the underlying funds in which the Fund intends to invest charge incentive fees based on the underlying funds’ performance. The 0.17% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.00% to 2.00% and up to a 15% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the underlying funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
as such fees and allocations for a particular period may be unrelated to the cost of investing in the underlying funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

(6)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to waive the management fees payable by the Fund and pay or reimburse the Fund’s expenses such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Cap”). “Excluded Expenses” is defined to include the following fees and expenses of the Fund: (a) the management fee incurred by the Fund; (b) fees, expenses, allocations, carried interests, etc. of the Fund’s investments; (c) acquired fund fees and expenses of the Fund; (d) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of the Fund’s investments; (e) interest expense incurred; (f) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (g) the Distribution and/or Service Fees (as applicable) incurred by the Fund; (h) the shareholder servicing fees (as applicable) incurred by the Fund; (i) taxes of the Fund; and (j) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non-recurring
expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, the Fund’s administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), the Fund’s organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fees payable by the Fund to the extent necessary to eliminate such excess. For a period not to exceed 36 months from the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser, the Adviser may recoup amounts paid, waived, or reimbursed, provided that the amount of any such additional payment by the Fund in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses (exclusive of Excluded Expenses) in any such year to exceed either (i) the Expense Cap that was in effect at the time such amounts were paid, waived or reimbursed by the Adviser, or (ii) the Expense Cap that is in effect at the time of such additional payment by the Fund. The Expense Limitation and Reimbursement Agreement shall remain in effect until August 1, 2027, unless approved by the Board of the Fund for successive one-year
periods, and may only be amended or terminated by the Board of the Fund during such period. The Expense Limitation and Reimbursement Agreement will terminate at such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the
Fund
.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the Expense Limitation and Reimbursement Agreement for the 1 Year period and the first year of the 3 Year, 5 Year and 10 Year periods in the example).
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class S Units	$24	$83	$144	$310
Class I Units	$25	$87	$151	$324
Class M Units	$32	$108	$185	$388
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Purpose of Fee Table , Note [Text Block]
The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Investors can expect to bear, either directly or indirectly, through the Fund’s investments. The expenses shown in the table are based on estimated amounts for the current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. For a more complete description of the various fees and expenses of the Fund, see “Management of the Fund” and “Purchase of Units.”
The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. The table assumes the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Fund, see “Fees and Expenses.”

Other Expenses, Note [Text Block]	Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration
	fees, shareholder servicing fees (which differ by Class), director fees and insurance costs. Offering expenses include expenses incurred in its continuous offering and are estimated to be approximately $683,037 or 0.32% of net assets.
Management Fee not based on Net Assets, Note [Text Block]	The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.45% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.
Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the underlying funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the underlying funds in which the Fund intends to invest charge incentive fees based on the underlying funds’ performance. The 0.17% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.00% to 2.00% and up to a 15% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the underlying funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
	as such fees and allocations for a particular period may be unrelated to the cost of investing in the underlying funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM
The Fund’s investment objective is to seek to generate a return comprised of both current income and capital appreciation. The Fund will seek to achieve its investment objective by employing a flexible and dynamic allocation approach, investing primarily across a broad range of asset-backed credit and other structured credit investments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, directly or indirectly in a broad-based portfolio of Asset-Backed Credit Investments. The Fund considers “Asset-Backed Credit Investments” to be investments in credit and credit-related instruments secured or covered by financial or physical assets or that derive returns from interest income, recurring revenues, fees, realized gains or other types of cash flows of underlying financial or physical assets. Examples of Asset-Backed Credit Investments include junior investment interests in:

•	Asset-Backed Investments – Debt, junior investments, structures collateralized by financial and non-financial assets and insurance-linked investments;

•	Commercial Real Estate Debt Investments – Junior tranches, B-pieces of CRE loan securitizations, structures collateralized by CRE debt, and preferred equity;

•
CLOs – Junior debt and other junior investments in CLOs backed by pools of BSLs, private credit instruments and middle market loans, including, but not limited to, subordinated income, limited partner, and preferred tranches, as well as secured positions in leveraged loan warehouses;

•	Loan Co-Investments and Pools – Consumer and commercial whole loans, mezzanine loans, preferred equity, revolving credit facilities, and CRT transactions;

•	Stressed Debt – Securitized and corporate debt available at unusually high yields owing to issuer-related or market conditions;

•	Asset-Based Loans – Portfolios of recourse loans fully secured by commodity, energy, and metals collateral; and

•	Other Pooled Vehicle Debt – Debt securities issued by investment companies and finance companies that originate loans and lease assets (“Other Pooled Vehicles”).
The Fund expects that its indirect exposure to Asset-Backed Credit Investments will consist primarily of investment exposure through co-investment
vehicles formed by third-party fund managers for the purpose of acquiring Asset-Backed Credit Investments and interests in other private investment vehicles that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Investment Funds”). The Fund will consider its indirect exposure to Asset-Backed Credit Investments through investments in Private Investment Funds, to the extent reasonably possible, in determining compliance with its 80% policy.
The Fund will primarily make investments that are unrated, or rated B through BBB, which are commonly referred to as “junk bonds,” but may invest in higher-rated investment grade instruments. The Fund may invest in instruments of any duration or maturity. The Fund’s investment objective is non-fundamental
and may be altered by

the Board of Directors upon providing shareholders with at least 60 days’ prior written notice. The Fund’s 80% policy can be changed by the Fund only if authorized by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) or, without a shareholder vote, provided the Fund conducts a repurchase offer prior to the change, the Fund provides at least 60 days’ prior notice of any change in the policy in advance of the offer, the offer is not oversubscribed, and the Fund purchases shares at their net asset value.
The Fund intends to invest in Asset-Backed Credit Investments through private transactions that are exempt from registration under the Securities Act.
In addition, the Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, directly or indirectly in investments other than Asset-Backed Credit Investments as described in this Prospectus, including cash, cash equivalents, other short-term investments, exchange-traded funds (“ETFs”) and liquid fixed-income securities, consistent with prudent liquidity management. The allocation among these types of investments may vary from time to time.
In pursuing the Fund’s investment objective, the Fund generally intends to invest in the United States but may invest across a diverse selection of geographies (e.g., North America, the United Kingdom (the “UK”)/Europe and Asia). The Fund’s ability to access certain types of investment opportunities (including certain types of Asset-Backed Credit Investments) may be limited by legal, regulatory or tax considerations related to the Fund’s status as a registered investment company, resulting in periods during which the Fund may not have any exposure to such investments.
To maintain liquidity, the Fund may invest in cash and short-term securities. For short periods of time, the Fund may hold a substantial portion of its assets in cash and short-term investments as it seeks desirable investments for its Asset-Backed Credit Investments.
The Fund may invest in derivatives (primarily futures and, to a lesser extent, options, swaps (including interest rate swaps, total return swaps and credit default swaps), exchange-listed and over-the-counter
put and call options, and forward contracts) to manage the duration exposure of the Fund’s portfolio or for hedging purposes.
In addition to the foregoing, the Fund may utilize a revolving credit facility to satisfy repurchase requests and to otherwise provide the Fund with temporary liquidity.
The Asset-Backed Credit Investments may utilize leverage in their investment activities. However, certain Asset-Backed Credit Investments’ borrowings, such as investments in Private Investment Funds or certain other collective investment vehicles that are not subject to the 1940 Act, are not subject to the limits of the 1940 Act. Accordingly, the Fund, through investments in the Asset-Backed Credit Investments, may be exposed to the risk of highly leveraged investment programs.
The Adviser, the Fund and certain funds managed by affiliates of the Adviser have submitted an application to the SEC for an exemptive order that would permit the Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions. There is no guarantee that the Fund will receive the requested exemptive relief.
Investment Strategies
The Fund is focused on making investments in a variety of Asset-Backed Credit Investments. The Fund seeks to maximize returns through full market cycles with a lower return volatility similar to fixed income markets. The Adviser believes that higher return opportunities are available in certain credit segments that are well established yet still require market access, specialized knowledge, and active engagement to source and analyze opportunities.

18
The Fund generally intends to (i) seek to generate a return comprised of both income and capital appreciation, consistent with capital preservation and prudent investment management; (ii) attempt to avoid instances of negative total return over extended periods of time; (iii) avoid portfolio management practices based on short-term expectations, momentum following, and frequent trading; (iv) generate incremental returns primarily by investing in securities that offer an all-in
return that is highly attractive given their low underlying risk of loss; and (v) preserve capital through an emphasis on high-quality consistent income-producing investments where historical experience and the Adviser’s own independent analysis suggest a low probability of loss of capital over the investment’s life.
The Adviser may sell the Fund’s portfolio holdings at any time, including to enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Units by Investors (including, during adverse market conditions, selling investments at a discount).
The Fund expects that a portion of its holdings will consist of liquid assets for purposes of liquidity management. The Fund may borrow for investment purposes. The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs (the “Asset Coverage Requirement”). This means that, as a general matter, the value of the Fund’s total indebtedness may not exceed one-third
of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets, measured at the time of borrowing. Such temporary borrowings are not subject to the Asset Coverage Requirement in connection with the Fund’s borrowings for investment purposes.
No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.
Asset-Backed Credit Investments
Some of the investments that the Adviser will consider with respect to the Fund include:

•
Asset-Backed Investments – Asset-backed investments are debt obligations, debt securities or limited partnership interests that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. Asset-backed investments may be collateralized by, but not limited to, credit card loans, automobile loans, home equity loans and manufactured housing and airplane leases. Asset-backed investments are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. An asset-backed investment is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the asset-backed investments. Interests in or other securities issued by the trust or special-purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.

The structure of an asset-backed investment and the terms of the investors’ interest in the collateral can vary depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all asset-backed investments are similar, individual transactions can differ markedly in both structure and execution. Holders of asset-backed investments bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.

19
The Fund will seek to make investments in asset-backed investments debt, junior investments, structures collateralized by financial and non-financial
assets and insurance-linked investments.

•	Commercial Real Estate Debt Investments – The Fund will seek to make investments in junior tranches, B-pieces of CRE loan securitizations, and structures collateralized by CRE debt.

•
CLOs – A CLO is a trust typically consisting of loans made to issuers (both U.S. and foreign). CLOs consist of a portfolio of many underlying loans where the cashflows from the securitization are derived from this portfolio of loans. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “junior investment” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the junior investment tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The Fund will seek to make investments in junior investments in CLOs backed by pools of BSLs, private credit instruments, and middle market loans, including, but not limited to, subordinated, income, limited partner, and preferred tranches, as well as secured positions in leveraged loan warehouses.

•
Loan
Co-Investments
and Pools – The Fund may make investments in consumer and commercial whole loans, mezzanine loans, preferred equity, revolving credit facilities, and CRT transactions. CRTs are unguaranteed and unsecured fixed or floating rate general obligations that are commonly issued by government sponsored enterprises and banks. CRTs are not directly linked to or backed by the underlying mortgage loans, so investors such as the Fund have no direct recourse to the underlying mortgage loans in the event of a default.

•	Stressed Debt – The Fund may make investments in securitized and corporate debt available at unusually high yields owing to issuer-related or market conditions.

•
Asset-Based Loans – The Fund may make investments in portfolios of fully secured recourse loans that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying assets, including commodities, energy, and metals collateral.

•
Other Pooled Vehicle Debt –The Fund may also purchase debt securities issued by Other Pooled Vehicles. The debt securities of Other Pooled Vehicles do not carry the same expenses associated with holding shares of Other Pooled Vehicles. However, debt securities of Other Pooled Vehicles carry similar risks to those of other fixed income instruments.

Use of Derivatives
As described above, the Fund may invest in derivatives (primarily futures and, to a lesser extent, options, swaps (including interest rate swaps, total return swaps and credit default swaps), exchange-listed and over-the-counter
put and call options, and forward contracts) to manage the duration exposure of the Fund’s portfolio or for hedging purposes. The use of derivatives may reduce certain potential risks to which the Fund’s portfolio may be exposed.
Temporary Defensive Strategies
The Fund may, from time to time in its sole discretion, significantly alter its portfolio as a temporary defensive strategy. For defensive purposes, the Fund may invest without limit in short-term securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities, and repurchase agreements, or it may retain funds in cash. When the Fund is invested

20
defensively, it may not meet its investment objective. In addition, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds in significant amount while the Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, pending investment, in order to fund anticipated repurchases, expenses of the Fund, or other operational needs, or otherwise in the sole discretion of the Adviser. Given the nature of the Fund’s investments, the Fund may be unable to significantly alter its portfolio to respond to short-term market changes.
Affiliated Transactions
The Adviser, the Fund and certain funds managed by affiliates of the Adviser have submitted an application to the SEC for an exemptive order that would permit the Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions. There is no guarantee that the Fund will receive the requested exemptive relief.
Portfolio Construction
The Adviser manages the Fund’s portfolio with a view towards managing liquidity and maintaining a high investment level and maximizing capital appreciation. Accordingly, the Adviser may make investments based, in part, on anticipated future distributions from investments. The Adviser also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Units by Investors and any distributions made to Investors.
The Adviser intends to use a range of techniques to reduce the risk associated with the Fund’s investment strategy. From time to time, these techniques may include, without limitation: (i) allocating assets across several ABS sectors; (ii) allocating capital among various Asset-Backed Credit Investments; (iii) actively managing cash and liquid assets; (iv) actively monitoring cash flows; (v) seeking to establish a credit line to provide liquidity to satisfy repurchase requests, consistent with the limitations and requirements of the 1940 Act; and (vi) seeking to invest in cash and short-term securities to provide liquidity to satisfy repurchase requests, consistent with the limitations and requirements of the 1940 Act.
The Adviser may sell the Fund’s portfolio holdings at any time, including to enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Units by Investors (including, during adverse market conditions, selling investments at a discount).
The Adviser will seek to allocate Fund assets among the Asset-Backed Credit Investments that, in its view, represent attractive investment opportunities. Allocation depends on the Adviser’s assessment of the potential risks and returns of the Asset-Backed Credit Investments as well as expected cash flows of such Asset-Backed Credit Investments. The Adviser generally seeks to invest the Fund’s assets in Asset-Backed Credit Investments whose expected risk-adjusted returns are deemed attractive.
The Fund is a
“non-diversified”
fund under the 1940 Act. See “Types of Investments and Related Risk
Factors—Non-Diversified
Status.” The Adviser believes, however, that the Fund should generally maintain a portfolio of Asset-Backed Credit Investments varied by ABS sector to diminish the impact on the Fund of any one Asset-Backed Credit Investment’s losses or poor returns. There is no guarantee that the Fund will be able to avoid substantial losses as a result of poor returns with regards to any Asset-Backed Credit Investment.
Where only voting securities may be available for purchase by the Fund, the Fund may seek to create by contract the same result as owning a non-voting
security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment.
The Asset-Backed Credit Investments are not subject to the Fund’s investment restrictions and are generally subject to few investment limitations, including investment limitations under the 1940 Act or the Code. While the 1940 Act applies to the Fund, the Asset-Backed Credit Investments are not subject to the 1940 Act.

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There can be no assurance that the Fund’s investment program will be successful, that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective Investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “Types of Investments and Related Risk Factors.”
Subsidiaries
. The Fund may, but does not currently intend to, make investments through one or more subsidiaries that are 100% owned (“Wholly-Owned”) by the Fund (each a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient
manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments in this prospectus also will refer to any Subsidiary’s investments, as applicable. Such Subsidiaries may not be registered under the 1940 Act; however, they will be Wholly-Owned and controlled by the Fund. To the extent the Fund obtains indirect exposure to Asset-Backed Credit Investments through co-investment vehicles formed by third-party fund managers for the purpose of acquiring Asset-Backed Credit Investments, the Fund does not currently intend to contribute substantially all of the assets or capital of any such co-investment vehicles; however, to the extent it does so, the Fund will treat such co-investment vehicles as Subsidiaries.
The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary (
i.e.
, the Fund will treat a Subsidiary’s debt as its own). Any investment adviser to a Subsidiary would comply with Section 15 of the 1940 Act relating to investment advisory contracts as if it were an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of any Subsidiary as if the assets were held directly by the Fund.
If the Fund uses one or more Subsidiaries to make investments, such Subsidiaries will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries will be Wholly-Owned, they will have the same investment strategies (or a subset thereof) as the Fund.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISK FACTORS
General Risks
Investing in the Fund involves risks, including those associated with the Fund’s investments in Asset-Backed Credit Investments.
Investment Risk
. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. An Asset-Backed Credit Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Asset-Backed Credit Investments, the allocation of offering proceeds thereto and the performance of the Asset-Backed Credit Investments. Risks generally applicable to the Fund’s investments include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of issuers, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Fund. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) its investment program, investment strategy and investment decisions will be successful; (ii) the Asset-Backed Credit

Investments will achieve their return expectations; (iii) the Asset-Backed Credit Investments will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund would be magnified to the extent the Fund is leveraged.
Investment Discretion; Dependence on the Adviser
. The Adviser has complete discretion to select the Asset-Backed Credit Investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to an investment program and not an indirect way for Investors to gain access to any particular Asset-Backed Credit Investment.
Investment in ABS
. The Fund expects to invest in junior investments and debt interests in ABS. ABS are generally debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. An ABS is subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. An ABS is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the ABS. Interests in or other securities issued by the trust or special-purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.
The structure of an ABS and the terms of the investors’ interest in the collateral can vary widely depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated entities, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.
Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest-rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders and from the need to mark to market the excess servicing or spread account proceeds carried on the balance sheet. Liquidity risk can arise from increased perceived credit risk. Liquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets. Investments in ABS also entail legal risks, including the risks that the investors may not have an enforceable agreement against the issuer or a valid security interest in the underlying collateral, as well as the risk that events that materially affect the value of the underlying collateral (for example, a default on an underlying loan or derivative instrument) may not be tied directly to the rights of the ABS holders (for example, by triggering the declaration of a default on the ABS). As a result, the Fund’s investments in ABS could decline substantially in value.
Securitized Transactions Risk.
The Fund expects to invest in various securitized transactions and related securities. Securities issued in securitized transactions present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, securitized vehicles in which the Fund expects to invest, such as CLOs, are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying the Fund’s investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the Fund’s investment. In addition, a collateral manager or trustee of a securitized vehicle may not properly carry out its duties, potentially resulting in loss to such vehicle and thereby, the Fund. Any leveraged vehicles in which the Fund invests are also subject to leverage risk.
Commercial Real Estate Debt;
Non-Performing
Loans Risk
. The Fund may invest in commercial real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt,
b-notes,
preferred equity and first mortgage loans, such as higher
loan-to-value
senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing
real estate investments.
Non-performing
real estate investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate loans and debt securities carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.
Investment in CLOs
. The Fund expects to invest in CLOs. For CLOs, the cash flows are split into two or more portions, called “tranches,” varying in risk and yield. The riskiest portion is the “junior investment” tranche, which bears the bulk of defaults from the debt instruments and serves to protect the other, more senior tranches (“debt tranches”) from default in all but the most severe circumstances. Since it is partially protected from defaults, a more senior debt tranche from a CLO typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the junior investment tranche, debt tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
The market value of CLOs generally fluctuates with, among other things, the financial condition of the obligors on the underlying debt obligations or, with respect to synthetic securities, of the obligors on or issuers of the reference obligations, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates.

CLOs are subject to credit, liquidity and interest rate risks. In particular, investment-grade CLOs have greater liquidity risk than investment grade sovereign or corporate bonds. There is no established, liquid secondary market for many of the CLOs securities the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such CLOs securities and the Fund’s ability to sell them. Further, CLOs are subject to certain transfer restrictions that may further restrict liquidity. Therefore, no assurance can be given that if the Fund were to dispose of a particular CLOs held by the Fund, it could dispose of such investment at the previously prevailing market price.
The performance of CLOs is adversely affected by macroeconomic factors, including (i) general economic conditions affecting capital markets and participants therein, (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide, (iii) concern about financial performance, accounting and other issues relating to various publicly traded companies and (iv) changes (or even proposed changes) in accounting and reporting standards and bankruptcy legislation.
Debt Securities Issued by Other Pooled Vehicles
. The Fund may invest in debt securities issued by Other Pooled Vehicles. These issuers may be highly dependent on access to capital markets, leverage, interest rate conditions, asset valuations, and the credit performance of their underlying portfolios or borrowers. Debt securities issued by Other Pooled Vehicles may be unsecured, structurally or contractually subordinated to other obligations, subject to asset coverage or regulatory limitations, and less liquid than certain other corporate debt instruments. Adverse developments affecting the issuer’s portfolio, financing arrangements, regulatory status, leverage, or access to capital could impair the issuer’s ability to make principal or interest payments when due and could cause the Fund to lose some or all of its investment.
Limitations on Transfer; Units Not Listed; No Market for Units
. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund. Units are not traded on any securities exchange or other market. No secondary market currently exists for Units.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified,
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund will generally make quarterly repurchase offers, there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer.
Repurchase Risks
. The Fund is a
closed-end
investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers (subject to certain specific exceptions in Rule
23c-3
under the 1940 Act) of not less than 5% and not more than 25% of the Fund’s outstanding Units on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Units each quarter, and there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Units tendered by each Investor. The potential for proration may cause some investors to tender more Units for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Units would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Units by increasing the Fund’s expenses and reducing any net investment income. Further, the Fund’s use of cash to fund repurchases may impede its ability to distribute a sufficient amount to investors to qualify as a RIC or to avoid income or excise taxes.
An Investor may be subject to market and other risks, and the net asset value of Units tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Units is determined. In addition, the repurchase of Units by the Fund will generally be a taxable event to investors, potentially including investors who do not tender any Units in such repurchase.

Units in the Fund provide limited liquidity since Investors will not be able to redeem Units on a daily basis. An Investor may not be able to tender its Units in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Units are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Units in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment.
The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.
Notices of each repurchase offer are intended to be sent to Investors no more than 42 days and no less than 21 days before the “Repurchase Request Deadline” (i.e., the date by which Investors can tender their Units in response to a repurchase offer). The Fund determines the net asset value applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Investors between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If an Investor tenders all of its Units (or a portion of its Units) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Investor after the Repurchase Request Deadline. Because the net asset value applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, an Investor will not know its repurchase price until after it has irrevocably tendered its Units. See “Repurchases of Units and Transfers—Offers to Repurchase” and “Repurchases of Units and Transfers—Repurchase Procedure.” Investors may be subject to market risk in relation to the tender of their Units for repurchase because like other market investments, the value of the Fund’s Units may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s Units.
Co-Investments
. The Fund may invest indirectly in Asset-Backed Credit Investments with other co-investors
(including affiliates of the Adviser) by means of
co-investment
vehicles formed to facilitate such investments. It is anticipated that
Co-Investments
will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund will be able to exercise day to day control over the
Co-Investments.
The realization of Asset-Backed Credit Investments made as
co-investments
may take longer than would the realization of investments under the sole control of the Adviser or the Fund because the co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investments
may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the
Co-Investments,
including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
With respect to
Co-Investments,
the Fund will be highly dependent upon the capabilities of the investment fund managers alongside whom the investment is made. The Fund may indirectly make binding commitments to
Co-Investments
without an ability to participate in their management and control and with no or limited ability to transfer its interests in such
Co-Investments.
In some cases, the Fund will be obligated to fund its entire investment for a
Co-Investment
up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the
Co-Investments.
Neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from
Co-Investments,
or over investment decisions made by such
Co-Investments.

Through
Co-Investments,
the Fund also generally will not have control over any of the underlying issuers and will not be able to direct the policies or management decisions of such issuers. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular issuer and its management and the Fund will not be able to direct the policies or management decisions of such issuers.
Wholly-Owned Subsidiaries Risk
. To the extent that the Fund makes investments through one or more Subsidiaries, the Fund will be indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Fund’s investments. No Subsidiary will be registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and custody, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Fund as they relate to the investment portfolio. The Fund will own 100% of, and control, any Subsidiary, which, like the Fund, will be managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its investors. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Fund and the Subsidiaries are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its investors.
Borrowing
. The Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements for investment purposes, including through the use of total return swaps or reverse repurchase agreements, to pay operating expenses, to satisfy repurchase requests from Investors, to enhance returns and to otherwise provide the Fund with temporary liquidity. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Asset-Backed Credit Investments in advance of the Fund’s receipt of distributions from another Asset-Backed Credit Investment. The Fund may enter into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Fund’s total indebtedness may not exceed one-third
of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, Units unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Fund may be forced to sell investments at inopportune times, which may further depress returns.
Substantial Fees and Expenses
. An Investor in the Fund meeting the eligibility conditions imposed by the Asset-Backed Credit Investments, if applicable, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Asset-Backed Credit Investments.

In addition, by investing in the Asset-Backed Credit Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund, including interest expenses through the use of leverage at the underlying investment level, which may be substantial. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Asset-Backed Credit Investments. The operating expenses of an Asset-Backed Credit Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring
expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. The Fund may hold its interests in the Asset-Backed Credit Investments in non-voting
form in order to avoid becoming (i) an “affiliated person” of any Asset-Backed Credit Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Asset-Backed Credit Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Asset-Backed Credit Investments or its interest in a Direct Investment, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Asset-Backed Credit Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Asset-Backed Credit Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Asset-Backed Credit Investment within the meaning of the 1940 Act.
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.
Dilution from Subsequent Offering of Units and Fund Interests
. Units will generally be offered for purchase on each Business Day, except that Units may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Units at any time. Additional purchases will dilute the indirect interests of existing Investors in the Asset-Backed Credit Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Asset-Backed Credit Investments underperform the prior investments in the Asset-Backed Credit Investments.
Valuation of the Fund’s Investments
. Under the 1940 Act, the Fund is required to value its assets at market value or, if there is no readily available market value, at fair value. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day
valuation and pricing responsibility for the Fund to the Fund’s Adviser (in this capacity, the Valuation Designee), subject to the oversight of the Board. Because there is not a public market or active secondary market for many of the securities in which the Fund intends to invest, the Fund will value these securities at fair value as determined in good faith by the Valuation Designee. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s ASC 820. The Valuation Designee utilizes the services of third-party vendors to assist in determining the fair value for the pricing of Fund Investments. Due to the lack of centralized information and trading, the valuation of loans, fixed-income instruments and other Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books. Nonetheless, the Fund will provide valuations based on the fair value of the Fund’s Asset-Backed Credit Investments, and will issue Units, on each Business Day.
The valuations reported by the Asset-Backed Credit Investments based upon which the Fund determines its net asset value on each Business Day may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year-end
audits or other conditions that impact the Asset-Backed

Credit Investments’ investments but that are unknown to the Adviser at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Asset-Backed Credit Investments or the Fund adversely affect the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Investors should be aware that situations involving uncertainties as to the valuations of the Fund’s investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Valuation of the Private Investment Funds Risk
. The valuation of the Fund’s investments in Private Investment Funds is typically based on valuations provided by the Private Investment Fund’s manager or administrator on a quarterly basis. A significant portion of a Private Investment Fund’s assets may lack a readily available market price and, therefore, require fair valuation by the Private Investment Fund’s manager. In this context, the Private Investment Fund’s manager may encounter a conflict of interest when valuing these securities, as their value can impact the Private Investment Fund manager’s compensation or their capacity to raise additional funds. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Private Investment Fund manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Private Investment Fund managers, their compliance with internal policies or procedures for record-keeping and valuation, or the stability of their policies, procedures, and systems. Consequently, it is possible that a Private Investment Fund manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by a Private Investment Fund manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Adviser in its role as Valuation Designee may not identify valuation errors for a significant period of time, if at all.
Private Investment Funds Risks
. The Fund’s investments in Private Investment Funds that provide exposure to Asset-Backed Credit Investments are subject to a number of risks. Private Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Private Investment Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Investment Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Private Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Investment Funds and the illiquid nature of their investments, investors may see negative returns in the early stages of holding Private Investment Funds. Then as investments are able to realize liquidity events, such as a sale or maturity, positive returns will be realized if the Private Investment Fund’s investments are successful.
Private Investment Fund interests are ordinarily valued based upon valuations provided by the Private Investment Fund managers, which may be received on a delayed basis. Certain securities in which the Private Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Private Investment Fund managers. A Private Investment Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Investment Fund manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures and monitor the returns provided by the Private Investment Funds. However, neither the Adviser nor the Board can confirm the accuracy of valuations provided by Private Investment Fund managers. Unreliable valuations provided by Private Investment Funds could materially adversely affect the value of the Fund’s Units.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Investment Funds. Such fees and performance-based compensation are in addition to any investment advisory fee the Private Investment Fund charges. In addition, performance-based fees charged by Private Investment Fund managers may create incentives for the Private Investment Fund managers to make risky investments, and may be payable by the Fund to a Private Investment Fund manager based on a Private Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Private Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder in the Fund may be subject to higher operating expenses than if the shareholder invested in the Private Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Private Investment Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Private Investment Funds. Fees and expenses of the Fund and the Private Investment Funds will generally be paid regardless of whether the Fund or Private Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Private Investment Funds, although access to many Private Investment Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Private Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Private Investment Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Investment Funds. The Adviser also may refrain from including a Private Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Investment Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Investment Funds than other clients of the Adviser.
If the Fund fails to satisfy any capital call by a Private Investment Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Private Investment Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of a Private Investment Fund’s limited partners or members, under certain circumstances, to terminate the Private Investment Fund prior to the end of its stated term. Early termination of a Private Investment Fund in which the Fund is invested may result in the Private Investment Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Private Investment Fund, shareholders will not themselves be equity holders of that Private Investment Fund and will not be entitled to enforce any rights directly against the Private Investment Fund or the Private Investment Fund manager or assert claims directly against any Private Investment Funds, the Private Investment Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Investment Funds that may be available to the Fund as an investor in the Private Investment Funds. In addition, Private Investment Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Investment Funds, will not have the benefit of the protections afforded by 1940 Act. Private Investment Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Investment Funds managed by such Private Investment Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Undrawn commitments to Private Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Private Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Investment Fund’s drawdowns. During this period, investments made early in a Private Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Investment Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Investment Funds. This may result in the Fund making commitments to Private Investment Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Investment Funds.
Private Investment Funds Fee Risk
. Each third-party investment manager to which the Adviser allocates assets generally will charge the Fund, as an investor in an underlying Private Investment Fund, an asset-based fee, and some or all of the Private Investment Fund managers will receive performance-based compensation (either fees or in the form of profit “allocations”). The asset-based fees of the Private Investment Fund managers are generally expected to range from 1% to 3% annually of the net assets under their management. The performance compensation to the Private Investment Fund managers is generally expected to range from 10% to 25% of net profits annually, which can exceed the levels permitted for funds registered under the 1940 Act. The receipt of performance compensation by a Private Investment Fund manager may create an incentive for a Private Investment Fund manager to make investments that are riskier or more speculative than those that might have been made in the absence of such incentive. In addition, because performance compensation will generally be calculated on a basis that includes unrealized appreciation of a Private Investment Fund’s assets, such compensation may be greater than if it were based solely on realized gains. Private Investment Fund managers may receive compensation for positive performance of a Private Investment Fund even if the Private Investment Fund’s overall returns are negative.
An investment manager to a Private Investment Fund will receive any performance compensation to which it is entitled, irrespective of the performance of the other Private Investment Funds and the Fund generally. Thus, an investment manager with positive performance may receive performance compensation from the Fund, as an investor in an underlying Private Investment Fund, and indirectly from the Fund’s investors, even if the Fund’s overall returns are negative. Investment decisions for the Private Investment Funds are made by the investment managers independently of each other and may conflict with each other. Consequently, at any particular time, one Private Investment Fund may be purchasing interests in an issuer that at the same time are being sold by another Private Investment Fund. Investing by Private Investment Funds in this manner could cause the Fund to indirectly incur certain transaction costs without accomplishing any net investment result.
Reporting Requirements
. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Debt Securities
. The Fund may invest in bonds or other debt securities, including debt securities issued by Other Pooled Vehicles. The value of such debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk
. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, take actions that are designed to increase or decrease interest rates. There can be no assurance that the actions taken by central banks will have their intended effect. Fiscal, economic, monetary or other governmental policies have in the past caused or exacerbated risks associated with interest rates, including changes in interest rates, and they may do so in the future.
Collateral Risk.
If the Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated including, for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument.
Non-affiliates
and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of investors’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

Defaulted Debt Securities and Other Securities of Stressed Companies
. The Fund may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and securities of stressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in stressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a stress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments
. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Risks of Investing in Subordinated or Junior Investments
. The Fund is permitted to invest in the certificates that comprise a structured vehicle’s junior interest, which are subordinated in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, holders of junior investments and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. Junior investments are not guaranteed by another party and are subject to greater risk than secured notes. The Fund is also permitted to invest in subordinated tranches of notes, which are junior in priority of payment to more senior tranches, and may not be able to benefit from creditors’ rights and remedies under their respective indentures while more senior tranches remain outstanding. CLOs, in particular, are typically highly levered, and therefore the junior positions in CLOs in which the Fund intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO or other investment vehicles will be sufficient to make any distributions or that the yield on the junior investments or subordinated notes will meet our expectations.
Geographic Concentration Risks
. The Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Asset-Backed-Related Credit Investments available for investment by the Fund. In addition, the investments of the Fund will be disproportionately exposed to the risks associated with the region of concentration. Certain Asset-Backed-Related Credit Investments may disproportionately expose the Fund to specific geographic regions.
Foreign Investments
. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, sanctions or the threat of sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund and Asset-Backed-Related Credit Investments may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Asset-Backed-Related Credit Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which the Fund may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), the Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce the Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, the Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.
Registered Investment Companies
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Pursuant to rules adopted by the SEC, the Fund may invest in excess of the above limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments
. The Fund may invest, including for defensive purposes, some or all of its assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Exchange-Traded Funds
. The Fund may invest in ETFs. ETFs are hybrid investment companies that are registered as open-end
investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end
funds. ETFs in which the Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Fund may invest in excess of the Limitation if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Fund is investing in shares issued by affiliated funds. In addition, the Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Fund’s purchase of shares of ETFs may result in the payment by an Investor of duplicative management fees. The Adviser will consider such fees in determining whether to invest in other mutual funds. The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Hedging
. Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions (primarily futures and, to a lesser extent, options, swaps (including interest rate swaps, total return swaps and credit default swaps), exchange-listed and over-the-counter
put and call options, and forward contracts) to manage the duration exposure of the Fund’s portfolio or for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non-correlation
with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Legal and Regulatory Risks.”
Futures and Forwards.
Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss

Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Fund would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Fund.
Options
. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid market exists, the Fund might not be able to effect an offsetting transaction in a particular option. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the Fund’s counterparty to such bilateral options may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular
non-U.S.
currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two-party
contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Fund’s use of swaps could create significant investment leverage.
Derivatives Counterparty Risk
. The Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market
value of the instrument. If a counterparty becomes insolvent, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Fund’s counterparty is a clearing house so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the insolvency of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks
. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and
non-U.S.
securities, derivatives (including futures) markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions will not have a material adverse effect on the Fund, significantly reduce the profitability of the Fund, or impair the ability of the Fund to achieve its investment objectives. In addition, greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule
18f-4
under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
If a fund meets certain specified conditions, Rule
18f-4
permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule
18f-4,
the SEC also eliminated

the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule
18f-4
could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Fund) may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the EU and UK, and trading venues that impose position limits on commodity derivative contracts.
The Adviser with respect to the Fund intends to file a notice of exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Fund will not be subject to registration or regulation as a commodity pool under the CEA. For the Adviser to remain eligible for the relief, the Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict the Fund’s ability to pursue its investment objective and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Reverse Repurchase Agreements
. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
Repurchase Agreements
. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans and afford the Fund the opportunity to earn a return on temporarily available cash. The Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. The Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial stress.
Market Disruption and Geopolitical Risk
. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, conflicts, trade disputes and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in
non-U.S.
and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Asset-Backed Credit Investments.
The effects of infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing
political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an
11-month
transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.

Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and its investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Fund.
Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests.
Political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war”, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the current trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Recent technological developments in, and the increasingly widespread use of, artificial intelligence (“AI”), including machine learning technology and generative AI, may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Cyber Security Risk
. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Asset-Backed Credit Investments, the Adviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of AI and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund relies on third-party service providers for many of its day-to-day
operations, and is subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund or third-party service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Asset-Backed Credit Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Asset-Backed Credit Investments to lose value.
Large Shareholder Transactions Risk
. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings
, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Asset-Backed Credit Investments. Some of these risks are described below:
No Operating History
. The Fund was organized on November 10, 2025. It has not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its objective, and its net asset value may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund will compete for attractive investments with other prospective investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s objectives, or that the Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.
The Adviser may sell the Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant repurchases of Units by the Fund occur, which could negatively impact the performance of the Fund.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Recourse to the Fund’s Assets
. The Fund’s assets, including any interest in the Asset-Backed Credit Investments held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors and/or Mandatory Redemption of Units Based on Certain Detrimental Effects
. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (
i.e.
, the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $2,500 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. Any repurchases of Fund Units pursuant to clause (vii) in the preceding sentence will be conducted consistent with Section 23(c) of the 1940 Act and the rules thereunder. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Placement Risk
. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks
. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified
assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified
assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Asset-Backed Credit Investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. See “Certain Tax Considerations.”
The Fund may directly or indirectly invest in issuers located outside the United States. Such issuers may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Certain of the Fund’s investments require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount for U.S. federal income tax purposes and may also invest in certain passive foreign investment companies. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund may, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders could receive larger capital gain distributions than they would in the absence of such transactions.
A number of items of legislation have been proposed in the past that could significantly alter certain of the U.S. federal income tax consequences of an investment in the Fund. President Trump recently signed into law the “One Big Beautiful Bill Act” (the “OBBBA”) which includes several new provisions (and other amendments) to the Internal Revenue Code. The impact of the OBBBA and any other potential tax changes on an investment in the Fund is uncertain. Prospective investors should consult their own tax advisors regarding any change or potential changes in tax laws and the impact on their investment in the Fund and the impact on the Fund and any potential investments.
The Fund may, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount or market discount, when and to what extent deductions can be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues are addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Senior Secured Loans
. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a
non-investment
grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that an Asset-Backed Credit Investment will receive principal and interest payments according to the loan’s terms, or at all, or that an Asset-Backed Credit Investment will be able to collect on the loan should it be forced to enforce its remedies.
Junior and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks
. Certain investments (or a portion thereof) may be made in certain high-yield securities known as junior investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Junior investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Junior investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities
. In addition to the Fund’s investment in Asset-Backed Credit Investments and otherwise, Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
The Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Special Situations
. The Fund may make investments in Asset-Backed Credit Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixe
d when the Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.
The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.
The above discussions of the various risks associated with the Fund and the Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective Investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment programs change or develop over time, or market conditions change or develop, an investment in the Fund may be subject to risk factors not described in this Prospectus.
No guarantee or representation is made that the investment program of the Fund will be successful, that the various Asset-Backed Credit Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
The following is a description of the material features of the Fund’s capital structure.
General
The Fund is a limited
liability
company organized under the laws of the state of Delaware and intends to elect to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of Units and may divide the Units into one or more Classes. This Prospectus describes three separate classes of Units designated as Class S Units, Class I Units and Class M Units. From time to time, and pursuant to exemptive relief received from the SEC, the Board may create and offer additional classes of Units, or may vary the characteristics of Class S Units, Class I Units, or Class M Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular Class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the 1940 Act. The Fund’s repurchase offers will be made to all of its classes of Units at the same time, in the same proportional amounts and on the same terms, except for differences in net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses.
The members of the Fund (the “Members”) are entitled to one vote for each Unit held of the Fund (or Class thereof), on matters on which Units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Any meeting of Investors may be called by the Board or Investors holding one-third
of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All Units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.
Outstanding Securities as of June 9, 2026

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class S	Unlimited	0	1,245,000
Class I	Unlimited	0	10,000
Class M	Unlimited	0	10,000

Security Dividends [Text Block]	Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Security Voting Rights [Text Block]	The members of the Fund (the “Members”) are entitled to one vote for each Unit held of the Fund (or Class thereof), on matters on which Units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Any meeting of Investors may be called by the Board or Investors holding one-third
	of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
Security Liquidation Rights [Text Block]	Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Security Liabilities [Text Block]	Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors.
Security Preemptive and Other Rights [Text Block]	All Units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Outstanding Securities [Table Text Block]
Outstanding Securities as of June 9, 2026

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class S	Unlimited	0	1,245,000
Class I	Unlimited	0	10,000
Class M	Unlimited	0	10,000

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Investing in the Fund involves risks, including those associated with the Fund’s investments in Asset-Backed Credit Investments.
Investment Risk
. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. An Asset-Backed Credit Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Asset-Backed Credit Investments, the allocation of offering proceeds thereto and the performance of the Asset-Backed Credit Investments. Risks generally applicable to the Fund’s investments include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of issuers, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Fund. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) its investment program, investment strategy and investment decisions will be successful; (ii) the Asset-Backed Credit

Investments will achieve their return expectations; (iii) the Asset-Backed Credit Investments will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund would be magnified to the extent the Fund is leveraged.
Investment Discretion; Dependence on the Adviser
. The Adviser has complete discretion to select the Asset-Backed Credit Investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Adviser to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for portfolio construction, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to an investment program and not an indirect way for Investors to gain access to any particular Asset-Backed Credit Investment.
Investment in ABS
. The Fund expects to invest in junior investments and debt interests in ABS. ABS are generally debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. An ABS is subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. An ABS is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the ABS. Interests in or other securities issued by the trust or special-purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.
The structure of an ABS and the terms of the investors’ interest in the collateral can vary widely depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated entities, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.
Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest-rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders and from the need to mark to market the excess servicing or spread account proceeds carried on the balance sheet. Liquidity risk can arise from increased perceived credit risk. Liquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets. Investments in ABS also entail legal risks, including the risks that the investors may not have an enforceable agreement against the issuer or a valid security interest in the underlying collateral, as well as the risk that events that materially affect the value of the underlying collateral (for example, a default on an underlying loan or derivative instrument) may not be tied directly to the rights of the ABS holders (for example, by triggering the declaration of a default on the ABS). As a result, the Fund’s investments in ABS could decline substantially in value.
Securitized Transactions Risk.
The Fund expects to invest in various securitized transactions and related securities. Securities issued in securitized transactions present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, securitized vehicles in which the Fund expects to invest, such as CLOs, are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying the Fund’s investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the Fund’s investment. In addition, a collateral manager or trustee of a securitized vehicle may not properly carry out its duties, potentially resulting in loss to such vehicle and thereby, the Fund. Any leveraged vehicles in which the Fund invests are also subject to leverage risk.
Commercial Real Estate Debt;
Non-Performing
Loans Risk
. The Fund may invest in commercial real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt,
b-notes,
preferred equity and first mortgage loans, such as higher
loan-to-value
senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing
real estate investments.
Non-performing
real estate investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate loans and debt securities carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.
Investment in CLOs
. The Fund expects to invest in CLOs. For CLOs, the cash flows are split into two or more portions, called “tranches,” varying in risk and yield. The riskiest portion is the “junior investment” tranche, which bears the bulk of defaults from the debt instruments and serves to protect the other, more senior tranches (“debt tranches”) from default in all but the most severe circumstances. Since it is partially protected from defaults, a more senior debt tranche from a CLO typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the junior investment tranche, debt tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
The market value of CLOs generally fluctuates with, among other things, the financial condition of the obligors on the underlying debt obligations or, with respect to synthetic securities, of the obligors on or issuers of the reference obligations, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates.

CLOs are subject to credit, liquidity and interest rate risks. In particular, investment-grade CLOs have greater liquidity risk than investment grade sovereign or corporate bonds. There is no established, liquid secondary market for many of the CLOs securities the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such CLOs securities and the Fund’s ability to sell them. Further, CLOs are subject to certain transfer restrictions that may further restrict liquidity. Therefore, no assurance can be given that if the Fund were to dispose of a particular CLOs held by the Fund, it could dispose of such investment at the previously prevailing market price.
The performance of CLOs is adversely affected by macroeconomic factors, including (i) general economic conditions affecting capital markets and participants therein, (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide, (iii) concern about financial performance, accounting and other issues relating to various publicly traded companies and (iv) changes (or even proposed changes) in accounting and reporting standards and bankruptcy legislation.
Debt Securities Issued by Other Pooled Vehicles
. The Fund may invest in debt securities issued by Other Pooled Vehicles. These issuers may be highly dependent on access to capital markets, leverage, interest rate conditions, asset valuations, and the credit performance of their underlying portfolios or borrowers. Debt securities issued by Other Pooled Vehicles may be unsecured, structurally or contractually subordinated to other obligations, subject to asset coverage or regulatory limitations, and less liquid than certain other corporate debt instruments. Adverse developments affecting the issuer’s portfolio, financing arrangements, regulatory status, leverage, or access to capital could impair the issuer’s ability to make principal or interest payments when due and could cause the Fund to lose some or all of its investment.
Limitations on Transfer; Units Not Listed; No Market for Units
. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund. Units are not traded on any securities exchange or other market. No secondary market currently exists for Units.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified,
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund will generally make quarterly repurchase offers, there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer.
Repurchase Risks
. The Fund is a
closed-end
investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers (subject to certain specific exceptions in Rule
23c-3
under the 1940 Act) of not less than 5% and not more than 25% of the Fund’s outstanding Units on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Units each quarter, and there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Units tendered by each Investor. The potential for proration may cause some investors to tender more Units for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Units would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Units by increasing the Fund’s expenses and reducing any net investment income. Further, the Fund’s use of cash to fund repurchases may impede its ability to distribute a sufficient amount to investors to qualify as a RIC or to avoid income or excise taxes.
An Investor may be subject to market and other risks, and the net asset value of Units tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Units is determined. In addition, the repurchase of Units by the Fund will generally be a taxable event to investors, potentially including investors who do not tender any Units in such repurchase.

Units in the Fund provide limited liquidity since Investors will not be able to redeem Units on a daily basis. An Investor may not be able to tender its Units in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Units are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Units in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment.
The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.
Notices of each repurchase offer are intended to be sent to Investors no more than 42 days and no less than 21 days before the “Repurchase Request Deadline” (i.e., the date by which Investors can tender their Units in response to a repurchase offer). The Fund determines the net asset value applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Investors between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If an Investor tenders all of its Units (or a portion of its Units) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Investor after the Repurchase Request Deadline. Because the net asset value applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, an Investor will not know its repurchase price until after it has irrevocably tendered its Units. See “Repurchases of Units and Transfers—Offers to Repurchase” and “Repurchases of Units and Transfers—Repurchase Procedure.” Investors may be subject to market risk in relation to the tender of their Units for repurchase because like other market investments, the value of the Fund’s Units may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s Units.
Co-Investments
. The Fund may invest indirectly in Asset-Backed Credit Investments with other co-investors
(including affiliates of the Adviser) by means of
co-investment
vehicles formed to facilitate such investments. It is anticipated that
Co-Investments
will be formed and managed by third-party fund managers and that neither the Adviser nor the Fund will be able to exercise day to day control over the
Co-Investments.
The realization of Asset-Backed Credit Investments made as
co-investments
may take longer than would the realization of investments under the sole control of the Adviser or the Fund because the co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investments
may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the
Co-Investments,
including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
With respect to
Co-Investments,
the Fund will be highly dependent upon the capabilities of the investment fund managers alongside whom the investment is made. The Fund may indirectly make binding commitments to
Co-Investments
without an ability to participate in their management and control and with no or limited ability to transfer its interests in such
Co-Investments.
In some cases, the Fund will be obligated to fund its entire investment for a
Co-Investment
up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the
Co-Investments.
Neither the Adviser nor the Fund will have control over the timing of capital calls or distributions received from
Co-Investments,
or over investment decisions made by such
Co-Investments.

Through
Co-Investments,
the Fund also generally will not have control over any of the underlying issuers and will not be able to direct the policies or management decisions of such issuers. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular issuer and its management and the Fund will not be able to direct the policies or management decisions of such issuers.
Wholly-Owned Subsidiaries Risk
. To the extent that the Fund makes investments through one or more Subsidiaries, the Fund will be indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Fund’s investments. No Subsidiary will be registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and custody, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Fund as they relate to the investment portfolio. The Fund will own 100% of, and control, any Subsidiary, which, like the Fund, will be managed by the Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its investors. In managing a Subsidiary’s investment portfolio, the Adviser will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Fund and the Subsidiaries are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its investors.
Borrowing
. The Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements for investment purposes, including through the use of total return swaps or reverse repurchase agreements, to pay operating expenses, to satisfy repurchase requests from Investors, to enhance returns and to otherwise provide the Fund with temporary liquidity. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Asset-Backed Credit Investments in advance of the Fund’s receipt of distributions from another Asset-Backed Credit Investment. The Fund may enter into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Fund’s total indebtedness may not exceed one-third
of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, Units unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Fund may be forced to sell investments at inopportune times, which may further depress returns.
Substantial Fees and Expenses
. An Investor in the Fund meeting the eligibility conditions imposed by the Asset-Backed Credit Investments, if applicable, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Asset-Backed Credit Investments.

In addition, by investing in the Asset-Backed Credit Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund, including interest expenses through the use of leverage at the underlying investment level, which may be substantial. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Asset-Backed Credit Investments. The operating expenses of an Asset-Backed Credit Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring
expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. The Fund may hold its interests in the Asset-Backed Credit Investments in non-voting
form in order to avoid becoming (i) an “affiliated person” of any Asset-Backed Credit Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Asset-Backed Credit Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Asset-Backed Credit Investments or its interest in a Direct Investment, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Asset-Backed Credit Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of an Asset-Backed Credit Investment that the Adviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Asset-Backed Credit Investment within the meaning of the 1940 Act.
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.
Dilution from Subsequent Offering of Units and Fund Interests
. Units will generally be offered for purchase on each Business Day, except that Units may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Units at any time. Additional purchases will dilute the indirect interests of existing Investors in the Asset-Backed Credit Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Asset-Backed Credit Investments underperform the prior investments in the Asset-Backed Credit Investments.
Valuation of the Fund’s Investments
. Under the 1940 Act, the Fund is required to value its assets at market value or, if there is no readily available market value, at fair value. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day
valuation and pricing responsibility for the Fund to the Fund’s Adviser (in this capacity, the Valuation Designee), subject to the oversight of the Board. Because there is not a public market or active secondary market for many of the securities in which the Fund intends to invest, the Fund will value these securities at fair value as determined in good faith by the Valuation Designee. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s ASC 820. The Valuation Designee utilizes the services of third-party vendors to assist in determining the fair value for the pricing of Fund Investments. Due to the lack of centralized information and trading, the valuation of loans, fixed-income instruments and other Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books. Nonetheless, the Fund will provide valuations based on the fair value of the Fund’s Asset-Backed Credit Investments, and will issue Units, on each Business Day.
The valuations reported by the Asset-Backed Credit Investments based upon which the Fund determines its net asset value on each Business Day may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year-end
audits or other conditions that impact the Asset-Backed

Credit Investments’ investments but that are unknown to the Adviser at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Asset-Backed Credit Investments or the Fund adversely affect the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Investors should be aware that situations involving uncertainties as to the valuations of the Fund’s investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Valuation of the Private Investment Funds Risk
. The valuation of the Fund’s investments in Private Investment Funds is typically based on valuations provided by the Private Investment Fund’s manager or administrator on a quarterly basis. A significant portion of a Private Investment Fund’s assets may lack a readily available market price and, therefore, require fair valuation by the Private Investment Fund’s manager. In this context, the Private Investment Fund’s manager may encounter a conflict of interest when valuing these securities, as their value can impact the Private Investment Fund manager’s compensation or their capacity to raise additional funds. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Private Investment Fund manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Private Investment Fund managers, their compliance with internal policies or procedures for record-keeping and valuation, or the stability of their policies, procedures, and systems. Consequently, it is possible that a Private Investment Fund manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by a Private Investment Fund manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Adviser in its role as Valuation Designee may not identify valuation errors for a significant period of time, if at all.
Private Investment Funds Risks
. The Fund’s investments in Private Investment Funds that provide exposure to Asset-Backed Credit Investments are subject to a number of risks. Private Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Private Investment Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Investment Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Private Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Investment Funds and the illiquid nature of their investments, investors may see negative returns in the early stages of holding Private Investment Funds. Then as investments are able to realize liquidity events, such as a sale or maturity, positive returns will be realized if the Private Investment Fund’s investments are successful.
Private Investment Fund interests are ordinarily valued based upon valuations provided by the Private Investment Fund managers, which may be received on a delayed basis. Certain securities in which the Private Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Private Investment Fund managers. A Private Investment Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Investment Fund manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures and monitor the returns provided by the Private Investment Funds. However, neither the Adviser nor the Board can confirm the accuracy of valuations provided by Private Investment Fund managers. Unreliable valuations provided by Private Investment Funds could materially adversely affect the value of the Fund’s Units.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Investment Funds. Such fees and performance-based compensation are in addition to any investment advisory fee the Private Investment Fund charges. In addition, performance-based fees charged by Private Investment Fund managers may create incentives for the Private Investment Fund managers to make risky investments, and may be payable by the Fund to a Private Investment Fund manager based on a Private Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Private Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder in the Fund may be subject to higher operating expenses than if the shareholder invested in the Private Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Private Investment Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Private Investment Funds. Fees and expenses of the Fund and the Private Investment Funds will generally be paid regardless of whether the Fund or Private Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Private Investment Funds, although access to many Private Investment Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Private Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Private Investment Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Investment Funds. The Adviser also may refrain from including a Private Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Investment Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Investment Funds than other clients of the Adviser.
If the Fund fails to satisfy any capital call by a Private Investment Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Private Investment Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of a Private Investment Fund’s limited partners or members, under certain circumstances, to terminate the Private Investment Fund prior to the end of its stated term. Early termination of a Private Investment Fund in which the Fund is invested may result in the Private Investment Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Private Investment Fund, shareholders will not themselves be equity holders of that Private Investment Fund and will not be entitled to enforce any rights directly against the Private Investment Fund or the Private Investment Fund manager or assert claims directly against any Private Investment Funds, the Private Investment Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Investment Funds that may be available to the Fund as an investor in the Private Investment Funds. In addition, Private Investment Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Investment Funds, will not have the benefit of the protections afforded by 1940 Act. Private Investment Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Investment Funds managed by such Private Investment Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Undrawn commitments to Private Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Private Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Investment Fund’s drawdowns. During this period, investments made early in a Private Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Investment Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Investment Funds. This may result in the Fund making commitments to Private Investment Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Investment Funds.
Private Investment Funds Fee Risk
. Each third-party investment manager to which the Adviser allocates assets generally will charge the Fund, as an investor in an underlying Private Investment Fund, an asset-based fee, and some or all of the Private Investment Fund managers will receive performance-based compensation (either fees or in the form of profit “allocations”). The asset-based fees of the Private Investment Fund managers are generally expected to range from 1% to 3% annually of the net assets under their management. The performance compensation to the Private Investment Fund managers is generally expected to range from 10% to 25% of net profits annually, which can exceed the levels permitted for funds registered under the 1940 Act. The receipt of performance compensation by a Private Investment Fund manager may create an incentive for a Private Investment Fund manager to make investments that are riskier or more speculative than those that might have been made in the absence of such incentive. In addition, because performance compensation will generally be calculated on a basis that includes unrealized appreciation of a Private Investment Fund’s assets, such compensation may be greater than if it were based solely on realized gains. Private Investment Fund managers may receive compensation for positive performance of a Private Investment Fund even if the Private Investment Fund’s overall returns are negative.
An investment manager to a Private Investment Fund will receive any performance compensation to which it is entitled, irrespective of the performance of the other Private Investment Funds and the Fund generally. Thus, an investment manager with positive performance may receive performance compensation from the Fund, as an investor in an underlying Private Investment Fund, and indirectly from the Fund’s investors, even if the Fund’s overall returns are negative. Investment decisions for the Private Investment Funds are made by the investment managers independently of each other and may conflict with each other. Consequently, at any particular time, one Private Investment Fund may be purchasing interests in an issuer that at the same time are being sold by another Private Investment Fund. Investing by Private Investment Funds in this manner could cause the Fund to indirectly incur certain transaction costs without accomplishing any net investment result.
Reporting Requirements
. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Debt Securities
. The Fund may invest in bonds or other debt securities, including debt securities issued by Other Pooled Vehicles. The value of such debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk
. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, take actions that are designed to increase or decrease interest rates. There can be no assurance that the actions taken by central banks will have their intended effect. Fiscal, economic, monetary or other governmental policies have in the past caused or exacerbated risks associated with interest rates, including changes in interest rates, and they may do so in the future.
Collateral Risk.
If the Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated including, for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument.
Non-affiliates
and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of investors’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

Defaulted Debt Securities and Other Securities of Stressed Companies
. The Fund may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds) and securities of stressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in stressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a stress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments
. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Risks of Investing in Subordinated or Junior Investments
. The Fund is permitted to invest in the certificates that comprise a structured vehicle’s junior interest, which are subordinated in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, holders of junior investments and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. Junior investments are not guaranteed by another party and are subject to greater risk than secured notes. The Fund is also permitted to invest in subordinated tranches of notes, which are junior in priority of payment to more senior tranches, and may not be able to benefit from creditors’ rights and remedies under their respective indentures while more senior tranches remain outstanding. CLOs, in particular, are typically highly levered, and therefore the junior positions in CLOs in which the Fund intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO or other investment vehicles will be sufficient to make any distributions or that the yield on the junior investments or subordinated notes will meet our expectations.
Geographic Concentration Risks
. The Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Asset-Backed-Related Credit Investments available for investment by the Fund. In addition, the investments of the Fund will be disproportionately exposed to the risks associated with the region of concentration. Certain Asset-Backed-Related Credit Investments may disproportionately expose the Fund to specific geographic regions.
Foreign Investments
. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, sanctions or the threat of sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund and Asset-Backed-Related Credit Investments may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Asset-Backed-Related Credit Investments will satisfy applicable foreign reporting requirements at all times.
In addition, the tax laws of some foreign jurisdictions in which the Fund may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), the Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce the Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, the Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.
Registered Investment Companies
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Pursuant to rules adopted by the SEC, the Fund may invest in excess of the above limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments
. The Fund may invest, including for defensive purposes, some or all of its assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund may invest in these instruments pending allocation of its offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Exchange-Traded Funds
. The Fund may invest in ETFs. ETFs are hybrid investment companies that are registered as open-end
investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end
funds. ETFs in which the Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Fund may invest in excess of the Limitation if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Fund is investing in shares issued by affiliated funds. In addition, the Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Fund’s purchase of shares of ETFs may result in the payment by an Investor of duplicative management fees. The Adviser will consider such fees in determining whether to invest in other mutual funds. The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Hedging
. Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions (primarily futures and, to a lesser extent, options, swaps (including interest rate swaps, total return swaps and credit default swaps), exchange-listed and over-the-counter
put and call options, and forward contracts) to manage the duration exposure of the Fund’s portfolio or for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non-correlation
with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Legal and Regulatory Risks.”
Futures and Forwards.
Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. Futures contracts have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability of the Fund to hedge a portfolio investment or to establish a substitute for a portfolio investment. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss

Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Fund would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Fund.
Options
. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid market exists, the Fund might not be able to effect an offsetting transaction in a particular option. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the Fund’s counterparty to such bilateral options may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular
non-U.S.
currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two-party
contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Fund’s use of swaps could create significant investment leverage.
Derivatives Counterparty Risk
. The Fund will be subject to credit risk with respect to the counterparties to derivative contracts (including the clearing member and clearing house through which derivatives positions are held). There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market
value of the instrument. If a counterparty becomes insolvent, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Fund’s counterparty is a clearing house so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the insolvency of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Legal and Regulatory Risks
. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and
non-U.S.
securities, derivatives (including futures) markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions will not have a material adverse effect on the Fund, significantly reduce the profitability of the Fund, or impair the ability of the Fund to achieve its investment objectives. In addition, greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule
18f-4
under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
If a fund meets certain specified conditions, Rule
18f-4
permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule
18f-4,
the SEC also eliminated

the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule
18f-4
could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
The derivatives markets are also subject to various forms of regulatory oversight. Global regulations require most derivatives to be margined and reported, require certain derivatives to be cleared and in some cases also traded on an exchange, impose business conduct requirements on counterparties, and impose other regulatory requirements that impact derivatives markets. These requirements or additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Fund) may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the EU and UK, and trading venues that impose position limits on commodity derivative contracts.
The Adviser with respect to the Fund intends to file a notice of exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Fund will not be subject to registration or regulation as a commodity pool under the CEA. For the Adviser to remain eligible for the relief, the Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict the Fund’s ability to pursue its investment objective and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Reverse Repurchase Agreements
. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.
If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.
Repurchase Agreements
. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans and afford the Fund the opportunity to earn a return on temporarily available cash. The Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. The Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Adviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial stress.
Market Disruption and Geopolitical Risk
. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, conflicts, trade disputes and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in
non-U.S.
and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Asset-Backed Credit Investments.
The effects of infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing
political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an
11-month
transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services (and such an agreement on financial services may never be concluded). Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.

Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws are assimilated into UK law and continue to apply in the UK; however, the UK government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that apply in the UK, with a view to those laws being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun. It is impossible to predict the consequences of these amendments on the Fund and its investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Fund.
Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests.
Political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war”, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the current trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Recent technological developments in, and the increasingly widespread use of, artificial intelligence (“AI”), including machine learning technology and generative AI, may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Cyber Security Risk
. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Asset-Backed Credit Investments, the Adviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of AI and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund relies on third-party service providers for many of its day-to-day
operations, and is subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund or third-party service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Asset-Backed Credit Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Asset-Backed Credit Investments to lose value.
Large Shareholder Transactions Risk
. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an individual retirement account, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. In addition, the Fund may be required to sell its more liquid portfolio investments, if any, to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings
, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Asset-Backed Credit Investments. Some of these risks are described below:
No Operating History
. The Fund was organized on November 10, 2025. It has not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its objective, and its net asset value may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund will compete for attractive investments with other prospective investors and there can be no assurance that the Adviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s objectives, or that the Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser and its affiliates may seek investment opportunities similar to those the Fund may be seeking. Consistent with the Adviser’s allocation policies, the Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.
The Adviser may sell the Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Adviser, particularly if significant repurchases of Units by the Fund occur, which could negatively impact the performance of the Fund.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Recourse to the Fund’s Assets
. The Fund’s assets, including any interest in the Asset-Backed Credit Investments held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.
Possible Exclusion of Investors and/or Mandatory Redemption of Units Based on Certain Detrimental Effects
. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (
i.e.
, the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Adviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $2,500 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. Any repurchases of Fund Units pursuant to clause (vii) in the preceding sentence will be conducted consistent with Section 23(c) of the 1940 Act and the rules thereunder. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Placement Risk
. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks
. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified
assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified
assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Asset-Backed Credit Investment that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. See “Certain Tax Considerations.”
The Fund may directly or indirectly invest in issuers located outside the United States. Such issuers may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Certain of the Fund’s investments require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount for U.S. federal income tax purposes and may also invest in certain passive foreign investment companies. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund may, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders could receive larger capital gain distributions than they would in the absence of such transactions.
A number of items of legislation have been proposed in the past that could significantly alter certain of the U.S. federal income tax consequences of an investment in the Fund. President Trump recently signed into law the “One Big Beautiful Bill Act” (the “OBBBA”) which includes several new provisions (and other amendments) to the Internal Revenue Code. The impact of the OBBBA and any other potential tax changes on an investment in the Fund is uncertain. Prospective investors should consult their own tax advisors regarding any change or potential changes in tax laws and the impact on their investment in the Fund and the impact on the Fund and any potential investments.
The Fund may, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount or market discount, when and to what extent deductions can be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues are addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Senior Secured Loans
. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.
Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a
non-investment
grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that an Asset-Backed Credit Investment will receive principal and interest payments according to the loan’s terms, or at all, or that an Asset-Backed Credit Investment will be able to collect on the loan should it be forced to enforce its remedies.
Junior and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks
. Certain investments (or a portion thereof) may be made in certain high-yield securities known as junior investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Junior investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Junior investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities
. In addition to the Fund’s investment in Asset-Backed Credit Investments and otherwise, Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
The Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Special Situations
. The Fund may make investments in Asset-Backed Credit Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixe
d when the Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Purchase Amount [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	As a Percentage of Average Net Assets Attributable to Common Shares
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.18%
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.17%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[4]
Total Annual Expenses [Percent]	3.65%
Waivers and Reimbursements of Fees [Percent]	(0.45%)	[6]
Net Expense over Assets [Percent]	3.20%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	185
Expense Example, Years 1 to 10	$ 388
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class M
Outstanding Security, Title [Text Block]	Class M
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.18%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.17%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.10%	[4]
Total Annual Expenses [Percent]	2.95%
Waivers and Reimbursements of Fees [Percent]	(0.45%)	[6]
Net Expense over Assets [Percent]	2.50%
Expense Example, Year 01	$ 25
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	151
Expense Example, Years 1 to 10	$ 324
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	0.18%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.17%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.95%	[4]
Total Annual Expenses [Percent]	2.80%
Waivers and Reimbursements of Fees [Percent]	(0.45%)	[6]
Net Expense over Assets [Percent]	2.35%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	83
Expense Example, Years 1 to 5	144
Expense Example, Years 1 to 10	$ 310
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S
Outstanding Security, Title [Text Block]	Class S
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,245,000

[1]	No Upfront Sales Load will be paid to the Fund or the Distributor with respect to Class M Units. If, however, Class M Units are purchased through certain financial intermediaries, those financial intermediaries may directly charge transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that the selling agents limit such charges to 3.50% of the net offering price per share for each Class M Unit. Such fees are not Upfront Sales Loads paid to the Fund or the Distributor. Financial intermediaries will not charge such fees on Class I Units or Class S Units.
[2]	The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.45% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.
[3]	The Adviser and the Fund have received exemptive relief from the SEC that permits the Fund to offer multiple classes of Units. Pursuant to such order, the Fund has also adopted a distribution and service plan for Class M Units. Under the Distribution and Service Plan, the Fund may charge a Distribution and/or Service Fee at an annualized rate of 0.75% of the average daily net assets of the Fund that are attributable to Class M Units, determined as of the end of each month. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (responding to Investor inquiries and providing information regarding investments in the Fund; processing purchase, exchange, and redemption requests by beneficial owners; placing orders with the Fund or its service providers; providing sub-accounting with respect to Units beneficially owned by investors; and processing dividend payments for the Fund on behalf of investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to selling agents that provide distribution and investor services to Investors.
[4]	Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration fees, shareholder servicing fees (which differ by Class), director fees and insurance costs. Offering expenses include expenses incurred in its continuous offering and are estimated to be approximately $683,037 or 0.32% of net assets.
[5]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the underlying funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the underlying funds in which the Fund intends to invest charge incentive fees based on the underlying funds’ performance. The 0.17% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.00% to 2.00% and up to a 15% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the underlying funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the underlying funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to waive the management fees payable by the Fund and pay or reimburse the Fund’s expenses such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Cap”). “Excluded Expenses” is defined to include the following fees and expenses of the Fund: (a) the management fee incurred by the Fund; (b) fees, expenses, allocations, carried interests, etc. of the Fund’s investments; (c) acquired fund fees and expenses of the Fund; (d) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of the Fund’s investments; (e) interest expense incurred; (f) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (g) the Distribution and/or Service Fees (as applicable) incurred by the Fund; (h) the shareholder servicing fees (as applicable) incurred by the Fund; (i) taxes of the Fund; and (j) extraordinary expenses of the Fund (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, the Fund’s administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), the Fund’s organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fees payable by the Fund to the extent necessary to eliminate such excess. For a period not to exceed 36 months from the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser, the Adviser may recoup amounts paid, waived, or reimbursed, provided that the amount of any such additional payment by the Fund in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses (exclusive of Excluded Expenses) in any such year to exceed either (i) the Expense Cap that was in effect at the time such amounts were paid, waived or reimbursed by the Adviser, or (ii) the Expense Cap that is in effect at the time of such additional payment by the Fund. The Expense Limitation and Reimbursement Agreement shall remain in effect until August 1, 2027, unless approved by the Board of the Fund for successive one-year periods, and may only be amended or terminated by the Board of the Fund during such period. The Expense Limitation and Reimbursement Agreement will terminate at such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund.